INVENTORIES (Summary of Inventory) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Change in Accounting Estimate [Line Items]
Finished goods	$ 1,503	$ 1,799
Work in process	515	568
Raw materials	251	381
Supplies	124	149
Total inventories	$ 2,393	$ 2,897